INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

	As of September 30,
	2020	2019
Land use rights, cost	$586,389	$557,011
Software, cost	517,954	517,105
Other intangible assets, cost	1,643	1,561
Less: accumulated amortization	(176,965)	(156,960)
Intangible assets, net	$929,021	$918,717

The land use right represents the Company’s land use rights in Wenzhou’s plant, which had been pledged to secure the Company’s banking facilities granted to the Company as of September 30, 2020 and 2019. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 11. Amortization expense was $11,366 and $13,638 for the years ended September 30, 2020 and 2019, respectively.